Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation	$ 562	$ 543
Fair value of plan assets	203	199
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	565	631
Fair value of plan assets	$ 203	$ 278